UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Balanced Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 80	0.74%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and other fixed ABS. Exposure to high yield was additive as lower quality outperformed investment-grade credit. The combination of duration and yield-curve positioning was a positive contributor to relative performance.
Security selection
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with investment-grade corporates, specifically industrials and financials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, due to an underweight exposure to the sector compared to the benchmark, allocation to the sector detracted from relative performance.
Security selection
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.56	9.42	8.51
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	15.04	8.67	8.52
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,539,211,358
Total number of portfolio holdings	963
Management services fees (represents 0.67% of Fund average net assets)	$ 9,998,686
Portfolio turnover for the reporting period	196%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional In
for
mation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 107	0.99%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and other fixed ABS. Exposure to high yield was additive as lower quality outperformed investment-grade credit. The combination of duration and yield-curve positioning was a positive contributor to relative performance.
Security selection
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with investment-grade corporates, specifically industrials and financials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, due to an underweight exposure to the sector compared to the benchmark, allocation to the sector detracted from relative performance.
Security selection
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.30	9.15	8.25
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	15.04	8.67	8.52
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,539,211,358
Total number of portfolio holdings	963
Management services fees (represents 0.67% of Fund average net assets)	$ 9,998,686
Portfolio turnover for the reporting period	196%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia
Variable
funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund
Class 3
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 94	0.87%
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the consumer discretionary, industrials and financials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to communication services and smaller allocations to real estate and materials buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and other fixed ABS. Exposure to high yield was additive as lower quality outperformed investment-grade credit. The combination of duration and yield-curve positioning was a positive contributor to relative performance.
Security selection
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; and Boeing Co., an aerospace company that designs and manufactures airplanes, were among the top relative contributors to the Fund’s equity performance. Security selection contributed positively to fixed-income performance with investment-grade corporates, specifically industrials and financials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the communication services, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology and consumer staples sectors and a larger weighting to the industrials sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, due to an underweight exposure to the sector compared to the benchmark, allocation to the sector detracted from relative performance.
Security selection
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; and BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.43	9.28	8.36
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	15.04	8.67	8.52
S&P 500 ® Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,539,211,358
Total number of portfolio holdings	963
Management services fees (represents 0.67% of Fund average net assets)	$ 9,998,686
Portfolio turnover for the reporting period	196%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.7%
NVIDIA Corp.	4.3%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	2.5%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	1.8%
Meta Platforms, Inc., Class A	1.8%
iShares Core MSCI EAFE ETF	1.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	1.6%
Alphabet, Inc., Class A	1.4%
Asset Categories
Equity Sector Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	41,999	40,290	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	17,173	14,000	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Balanced Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Balanced Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	265,834	268,125
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	7,069	7,069
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	328,829	332,293
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	865,660	869,376
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	3,725,000	3,781,144
Series 2023-X1 Class A
11/15/2028	7.110%	117,600	117,869
Series 2024-A Class 1A
02/15/2029	5.610%	4,125,000	4,141,617
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,606,445
Series 2024-B Class A
09/15/2029	4.620%	1,500,000	1,490,413
Series 2024-X2 Class A
12/17/2029	5.220%	1,425,000	1,427,196
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	300,000	304,711
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	6.656%	1,300,000	1,302,270
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	598,315
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,625,000	1,644,890
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	6.559%	1,925,000	1,927,131
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.029%	900,000	900,456
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	305,551	280,006
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	6.368%	550,000	550,553
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,813,410
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.847%	1,350,000	1,350,389
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	6.543%	2,425,000	2,425,039
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	5.879%	179,271	179,495
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.194%	3,450,000	3,453,050
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	5.879%	1,025,000	1,027,509
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.869%	178,056	178,706
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.069%	178,056	178,922
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.019%	1,247,195	1,248,937
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	7.651%	500,000	502,149
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	272,769
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	530,126	519,763
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,789,923	3,763,308
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	2,461,678	2,421,251
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	5.938%	852,630	853,956
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	408,783	407,332
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	526,352	528,023
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	75,000	75,421
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	380,139	376,359
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,846,570	3,752,392
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,701,690
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.967%	1,425,000	1,431,997
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.117%	2,750,000	2,766,288
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	1,670,153	1,663,294
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	76,990	76,378
Series 2019-AA Class A
07/25/2033	2.340%	198,310	193,387
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.029%	457,679	458,480
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.456%	3,600,000	3,607,963
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.806%	1,225,134	1,226,972
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	464,222	466,041
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,225,000	1,238,868
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	812,281	815,624
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	914,619	921,211
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR2
3-month Term SOFR + 1.290% Floor 1.290% 01/22/2038	5.800%	1,375,000	1,375,234
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.084%	650,000	650,000
OHA Credit Funding Ltd.(a),(b),(c)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.630%	650,000	650,000
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.922%	2,600,000	2,605,002
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,702,483
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	149,189	149,213
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	156,415	156,756
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	557,716	564,568
Series 2024-6 Class A
11/15/2031	6.093%	514,268	520,230
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	76,371	75,738
Series 2024-7 Class A
12/15/2031	6.117%	2,829,894	2,853,976
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,609,433	2,627,689
Pagaya AI Debt Trust(a)
Series 2023-1 Class A
07/15/2030	7.556%	130,885	131,104
Series 2023-8 Class A
06/16/2031	7.299%	142,623	144,802
Series 2024-1 Class A
07/15/2031	6.660%	298,152	301,754
Series 2024-2 Class A
08/15/2031	6.319%	345,214	348,956
Series 2024-3 Class A
10/15/2031	6.258%	1,964,121	1,977,135
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	290,691	290,045
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-7 Class AB
07/15/2031	7.524%	435,549	437,679
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	950,000	957,669
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,138,190
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	67,461	67,614
Series 2024-1A Class A
08/15/2029	6.120%	326,717	327,666
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	5.368%	1,900,000	1,901,199
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	311,265	303,736
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	376,488	380,139
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	197,106
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	170,614
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	4,025,000	4,075,093
Series 2024-A Class A4
01/22/2029	5.240%	1,300,000	1,310,541
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	138,724	139,919
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	489,824	490,539
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	1,075,000	1,075,382
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	90,406	90,147
Series 2021-ST2 Class A
04/20/2027	2.500%	20,102	19,881
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	562,643	563,207
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	130,715	129,759
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	1,650,000	1,644,109
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	359,922	359,189
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	831,392
Total Asset-Backed Securities — Non-Agency (Cost $101,773,471)			102,181,707

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	493,354
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.747% Floor 1.700% 05/15/2035	6.144%	2,625,000	2,615,000
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.945%	2,375,000	2,372,032
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.810%	2,175,000	2,153,251
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,145,422
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	425,412
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,992,310
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	662,020
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,895,569
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,125,000	1,110,724
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	587,509
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.612%	825,000	814,869
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,332	958,082
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,243,655	5,875,787
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	6.642%	2,200,000	2,205,865
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,153,684
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.712%	1,100,000	1,015,420
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.262%	425,000	365,911
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,546,435	1,435,865
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,734,384
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.947%	3,325,000	3,284,171
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.347%	1,900,000	1,893,628
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	622,638
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	976,750
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	908,290	903,374
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $42,186,209)			40,693,031
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024

Common Stocks 60.3%
Issuer	Shares	Value ($)
Communication Services 7.5%
Entertainment 1.7%
Take-Two Interactive Software, Inc.(e)	94,061	17,314,749
Walt Disney Co. (The)	86,347	9,614,738
Total		26,929,487
Interactive Media & Services 5.0%
Alphabet, Inc., Class A	114,599	21,693,591
Alphabet, Inc., Class C	108,405	20,644,648
Meta Platforms, Inc., Class A	45,940	26,898,329
Pinterest, Inc., Class A(e)	254,731	7,387,199
Total		76,623,767
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	56,115	12,386,264
Total Communication Services		115,939,518
Consumer Discretionary 6.4%
Automobiles 1.1%
Tesla, Inc.(e)	41,175	16,628,112
Broadline Retail 4.5%
Amazon.com, Inc.(e)	225,875	49,554,716
eBay, Inc.	313,104	19,396,793
Total		68,951,509
Textiles, Apparel & Luxury Goods 0.8%
lululemon athletica, Inc.(e)	10,415	3,982,800
Tapestry, Inc.	136,360	8,908,399
Total		12,891,199
Total Consumer Discretionary		98,470,820
Consumer Staples 3.1%
Consumer Staples Distribution & Retail 1.6%
Sysco Corp.	120,423	9,207,543
Target Corp.	56,957	7,699,447
Walmart, Inc.	83,363	7,531,847
Total		24,438,837
Food Products 0.5%
Mondelez International, Inc., Class A	134,177	8,014,392
Household Products 0.7%
Procter & Gamble Co. (The)	66,772	11,194,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.3%
Coty, Inc., Class A(e)	623,519	4,339,692
Total Consumer Staples		47,987,247
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Canadian Natural Resources Ltd.	210,861	6,509,279
Chevron Corp.	97,904	14,180,415
EOG Resources, Inc.	67,107	8,225,976
Total		28,915,670
Total Energy		28,915,670
Financials 8.8%
Banks 2.7%
Bank of America Corp.	258,827	11,375,447
JPMorgan Chase & Co.	78,908	18,915,037
Wells Fargo & Co.	157,827	11,085,768
Total		41,376,252
Capital Markets 2.2%
Blackrock, Inc.	16,213	16,620,108
Charles Schwab Corp. (The)	145,808	10,791,250
S&P Global, Inc.	12,452	6,201,470
Total		33,612,828
Consumer Finance 0.7%
American Express Co.	34,567	10,259,140
Financial Services 2.7%
Block, Inc., Class A(e)	131,916	11,211,541
MasterCard, Inc., Class A	26,539	13,974,641
Visa, Inc., Class A	52,572	16,614,855
Total		41,801,037
Insurance 0.5%
Aon PLC, Class A	21,512	7,726,250
Total Financials		134,775,507
Health Care 6.5%
Biotechnology 1.7%
AbbVie, Inc.	70,243	12,482,181
BioMarin Pharmaceutical, Inc.(e)	91,716	6,028,493
Vertex Pharmaceuticals, Inc.(e)	20,532	8,268,236
Total		26,778,910
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.3%
Abbott Laboratories	80,722	9,130,465
Boston Scientific Corp.(e)	111,515	9,960,520
Total		19,090,985
Health Care Providers & Services 0.8%
Elevance Health, Inc.	34,235	12,629,292
Life Sciences Tools & Services 1.4%
Illumina, Inc.(e)	31,094	4,155,091
IQVIA Holdings, Inc.(e)	26,043	5,117,710
Thermo Fisher Scientific, Inc.	21,865	11,374,829
Total		20,647,630
Pharmaceuticals 1.3%
Eli Lilly & Co.	22,310	17,223,320
Pfizer, Inc.	113,371	3,007,733
Total		20,231,053
Total Health Care		99,377,870
Industrials 4.3%
Aerospace & Defense 1.4%
Boeing Co. (The)(e)	72,441	12,822,057
General Electric Co.	21,088	3,517,268
RTX Corp.	42,003	4,860,587
Total		21,199,912
Electrical Equipment 0.1%
GE Vernova, Inc.	5,766	1,896,610
Ground Transportation 1.2%
Uber Technologies, Inc.(e)	156,435	9,436,159
Union Pacific Corp.	41,991	9,575,628
Total		19,011,787
Industrial Conglomerates 1.1%
Honeywell International, Inc.	72,415	16,357,824
Machinery 0.2%
Parker-Hannifin Corp.	4,267	2,713,940
Passenger Airlines 0.3%
United Airlines Holdings, Inc.(e)	55,248	5,364,581
Total Industrials		66,544,654
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 19.7%
Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	19,004	3,307,456
TE Connectivity PLC	72,856	10,416,222
Total		13,723,678
IT Services 0.7%
Accenture PLC, Class A	19,001	6,684,362
Okta, Inc.(e)	58,233	4,588,760
Total		11,273,122
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices, Inc.(e)	28,533	3,446,501
Entegris, Inc.	64,169	6,356,581
Lam Research Corp.	140,355	10,137,842
Marvell Technology, Inc.	53,632	5,923,654
NVIDIA Corp.	486,056	65,272,460
ON Semiconductor Corp.(e)	129,131	8,141,710
QUALCOMM, Inc.	32,727	5,027,522
Total		104,306,270
Software 7.3%
Adobe, Inc.(e)	26,355	11,719,542
Autodesk, Inc.(e)	36,488	10,784,758
Intuit, Inc.	17,308	10,878,078
Microsoft Corp.	170,020	71,663,430
Palo Alto Networks, Inc.(e)	35,901	6,532,546
Total		111,578,354
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	248,488	62,226,365
Total Information Technology		303,107,789
Materials 0.4%
Chemicals 0.1%
Sherwin-Williams Co. (The)	6,136	2,085,810
Containers & Packaging 0.3%
Avery Dennison Corp.	20,951	3,920,561
Total Materials		6,006,371
Real Estate 0.6%
Real Estate Management & Development 0.1%
CoStar Group, Inc.(e)	32,025	2,292,670
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.5%
American Tower Corp.	42,473	7,789,973
Total Real Estate		10,082,643
Utilities 1.1%
Multi-Utilities 1.1%
DTE Energy Co.	65,831	7,949,093
Public Service Enterprise Group, Inc.	108,675	9,181,951
Total		17,131,044
Total Utilities		17,131,044
Total Common Stocks (Cost $617,558,322)		928,339,133

Corporate Bonds & Notes 7.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	804,298
Boeing Co. (The)
05/01/2040	5.705%	1,875,000	1,785,630
Bombardier, Inc.(a)
07/01/2031	7.250%	9,000	9,282
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,238,411
07/31/2033	5.400%	375,000	374,072
Lockheed Martin Corp.
08/15/2034	4.800%	500,000	485,288
Northrop Grumman Corp.
02/01/2029	4.600%	1,600,000	1,587,061
Raytheon Technologies Corp.
03/15/2027	3.500%	1,825,000	1,779,157
03/15/2032	2.375%	1,525,000	1,266,376
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	24,000	25,728
11/15/2030	9.750%	11,000	12,163
TransDigm, Inc.
11/15/2027	5.500%	27,000	26,573
TransDigm, Inc.(a)
08/15/2028	6.750%	40,000	40,391
03/01/2029	6.375%	60,000	60,186
12/15/2030	6.875%	39,000	39,681
03/01/2032	6.625%	66,000	66,602
01/15/2033	6.000%	18,000	17,642
Total			11,618,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	28,187
American Airlines, Inc.(a)
05/15/2029	8.500%	34,000	35,662
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	39,967	39,873
04/20/2029	5.750%	42,290	41,966
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	37,350
04/15/2029	4.625%	19,000	18,061
Total			201,099
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	22,000	20,115
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	15,000	13,787
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	45,000	45,271
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	50,812
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,987
05/15/2027	8.500%	15,000	15,068
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	46,000	43,681
Total			203,721
Banking 1.7%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	6,000	5,837
Bank of America Corp.(g)
02/04/2033	2.972%	5,680,000	4,884,161
Citigroup, Inc.(g)
01/25/2033	3.057%	2,300,000	1,975,177
Goldman Sachs Group, Inc. (The)(g)
04/22/2032	2.615%	2,900,000	2,471,849
HSBC Holdings PLC(g)
11/19/2030	5.286%	1,000,000	992,887
05/24/2032	2.804%	1,500,000	1,274,661
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	5,734,000	5,712,038
10/22/2030	4.603%	767,000	752,571
Morgan Stanley(g)
10/18/2030	4.654%	2,461,000	2,408,725
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	1,725,000	1,403,027
PNC Financial Services Group, Inc. (The)(g)
01/22/2035	5.676%	500,000	505,353
Royal Bank of Canada(g)
10/18/2030	4.650%	1,100,000	1,077,071
US Bancorp(g)
06/12/2034	5.836%	525,000	535,222
Wells Fargo & Co.(g)
04/24/2034	5.389%	2,000,000	1,975,220
Total			25,973,799
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	30,000	29,744
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	37,000	38,356
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	45,000	49,085
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	61,000	60,623
Focus Financial Partners LLC(a)
09/15/2031	6.750%	29,000	28,815
Hightower Holding LLC(a)
04/15/2029	6.750%	41,000	40,770
01/31/2030	9.125%	46,000	48,423
Total			295,816
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	39,000	35,518
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	23,000	22,609
05/15/2029	4.125%	11,000	10,373
08/01/2030	6.500%	19,000	19,270
Interface, Inc.(a)
12/01/2028	5.500%	23,000	22,542
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	35,806
Masterbrand, Inc.(a)
07/15/2032	7.000%	7,000	7,050
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	25,000	25,068
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,782
01/15/2028	4.750%	25,000	23,971
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	6,000	6,024
01/15/2031	7.250%	32,000	33,943
White Cap Buyer LLC(a)
10/15/2028	6.875%	71,000	70,139
Total			322,095
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	54,021
02/01/2028	5.000%	24,000	23,137
03/01/2030	4.750%	91,000	83,095
08/15/2030	4.500%	105,000	94,239
02/01/2032	4.750%	43,000	37,714
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	51,000	43,917
Comcast Corp.
03/01/2026	3.150%	562,000	553,442
CSC Holdings LLC(a)
02/01/2028	5.375%	10,000	8,613
02/01/2029	6.500%	48,000	40,341
01/15/2030	5.750%	29,000	16,487
12/01/2030	4.125%	12,000	8,641
02/15/2031	3.375%	36,000	25,382
DISH DBS Corp.
07/01/2026	7.750%	25,000	21,011
DISH DBS Corp.(a)
12/01/2026	5.250%	30,000	27,296
12/01/2028	5.750%	28,000	23,924
DISH Network Corp.(a)
11/15/2027	11.750%	51,000	53,940
EchoStar Corp.
11/30/2029	10.750%	64,611	69,489
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	30,754
07/01/2029	5.500%	28,000	26,863
09/01/2031	3.875%	21,000	17,590
Time Warner Cable LLC
05/01/2037	6.550%	1,975,000	1,903,388
Virgin Media Finance PLC(a)
07/15/2030	5.000%	40,000	33,797
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	35,000	32,805
08/15/2030	4.500%	31,000	26,707
VZ Secured Financing BV(a)
01/15/2032	5.000%	67,000	59,175
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	39,000	35,164
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	19,000	18,915
Ziggo BV(a)
01/15/2030	4.875%	22,000	20,131
Total			3,389,978
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	23,000	22,733
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	12,000	10,898
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,228
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	17,000	17,225
Element Solutions, Inc.(a)
09/01/2028	3.875%	51,000	48,364
HB Fuller Co.
10/15/2028	4.250%	29,000	27,139
Herens Holdco Sarl(a)
05/15/2028	4.750%	26,000	23,920
INEOS Finance PLC(a)
04/15/2029	7.500%	46,000	47,129
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	24,826
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	51,000	53,825
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	39,220	40,593
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	39,337
11/15/2028	9.750%	45,000	47,720
10/01/2029	6.250%	26,000	24,720
06/15/2031	7.250%	52,000	52,792
WR Grace Holdings LLC(a)
06/15/2027	4.875%	19,000	18,408
08/15/2029	5.625%	63,000	58,025
03/01/2031	7.375%	13,000	13,276
Total			605,158
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	732,181
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	15,567
Herc Holdings, Inc.(a)
07/15/2027	5.500%	26,000	25,628
06/15/2029	6.625%	23,000	23,280
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,110,436
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,174
03/15/2031	7.750%	40,000	41,828
Total			1,957,094
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	45,000	41,335
12/01/2028	6.125%	59,000	52,651
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	7,742
06/01/2028	4.625%	22,000	20,962
02/15/2029	5.625%	31,000	30,102
Uber Technologies, Inc.(a)
01/15/2028	6.250%	39,000	39,332
Total			192,124
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	8,000	8,269
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	49,000	48,237
Newell Brands, Inc.
09/15/2027	6.375%	12,000	12,099
05/15/2030	6.375%	11,000	11,038
05/15/2032	6.625%	10,000	10,068
Prestige Brands, Inc.(a)
01/15/2028	5.125%	27,000	26,336
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	8,719
02/01/2032	4.375%	33,000	28,758
Total			153,524
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,840
01/01/2031	9.500%	7,000	7,498
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	63,000	63,078
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	20,107
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,205
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,175
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2028	4.125%	14,000	13,244
06/30/2029	5.875%	43,000	40,585
Resideo Funding, Inc.(a)
09/01/2029	4.000%	61,000	55,238
07/15/2032	6.500%	32,000	32,030
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	6,000	6,238
Vertical Holdco GmbH(a)
07/15/2028	7.625%	40,000	39,952
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	48,000	47,010
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	46,000	46,768
03/15/2029	6.375%	11,000	11,129
03/15/2032	6.625%	47,000	47,677
Total			478,774
Electric 0.5%
Alpha Generation LLC(a)
10/15/2032	6.750%	18,000	17,796
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	31,000	30,830
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	59,000	56,413
02/15/2031	3.750%	58,000	50,474
01/15/2032	3.750%	16,000	13,651
DTE Energy Co.
07/01/2027	4.950%	825,000	828,201
Duke Energy Corp.
08/15/2052	5.000%	1,450,000	1,265,636
Edison International
11/15/2028	5.250%	972,000	973,690
Indiana Michigan Power Co.
03/15/2037	6.050%	512,000	527,546
Lightning Power LLC(a)
08/15/2032	7.250%	11,000	11,322
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	34,000	32,403
01/15/2029	7.250%	66,000	67,547
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	25,394
06/15/2029	5.250%	21,000	20,410
07/15/2029	5.750%	3,000	2,944
02/15/2031	3.625%	22,000	19,217
02/15/2032	3.875%	7,000	6,090
02/01/2033	6.000%	16,000	15,543
11/01/2034	6.250%	12,000	11,776
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,150,740
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,799,609
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	22,000	21,137
01/15/2030	4.750%	61,000	56,479
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	17,000	16,949
07/31/2027	5.000%	39,000	38,255
10/15/2031	7.750%	59,000	61,805
04/15/2032	6.875%	29,000	29,685
Total			7,151,542
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	29,000	29,805
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	48,000	47,942
Total			77,747
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	26,000	26,418
03/15/2030	5.875%	33,000	32,447
Navient Corp.
06/25/2025	6.750%	13,000	13,022
03/15/2029	5.500%	7,000	6,602
03/15/2031	11.500%	34,000	38,035
08/01/2033	5.625%	24,000	20,759
OneMain Finance Corp.
01/15/2027	3.500%	19,000	18,088
05/15/2029	6.625%	53,000	53,648
03/15/2030	7.875%	31,000	32,341
05/15/2031	7.500%	28,000	28,769
11/15/2031	7.125%	15,000	15,278
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	36,000	36,922
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	32,000	27,879
10/15/2033	4.000%	92,000	76,590
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	6,914
04/15/2029	5.500%	27,000	25,929
UWM Holdings LLC(a)
02/01/2030	6.625%	23,000	22,854
Total			482,495
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	241,000	237,744
05/15/2038	5.150%	3,500,000	3,211,382
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	649,000	628,480
Campbell Soup Co.
03/23/2035	4.750%	2,300,000	2,169,911
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	20,000	21,153
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,490
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	563,747
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	40,000	39,464
General Mills, Inc.
01/30/2027	4.700%	435,000	434,854
Kraft Heinz Foods Co.
06/01/2026	3.000%	1,425,000	1,390,832
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	20,808
Mars, Inc.(a)
04/20/2028	4.550%	1,375,000	1,361,141
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	871,137
Pilgrim’s Pride Corp.
03/01/2032	3.500%	36,000	31,035
Post Holdings, Inc.(a)
04/15/2030	4.625%	52,000	47,927
09/15/2031	4.500%	18,000	16,124
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	38,000	35,349
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	48,000	44,379
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	36,000	35,720
US Foods, Inc.(a)
09/15/2028	6.875%	32,000	32,714
02/15/2029	4.750%	37,000	35,471
06/01/2030	4.625%	27,000	25,304
Total			11,269,166
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	15,000	14,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%	16,000	14,771
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	74,000	69,326
02/15/2030	7.000%	51,000	51,935
02/15/2032	6.500%	55,000	55,267
10/15/2032	6.000%	24,000	23,138
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	14,721
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	32,265
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	8,000	8,081
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	39,000	40,171
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	29,000	27,346
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	59,000	56,544
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	27,000	26,481
Total			434,587
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	47,000	44,918
04/15/2029	5.000%	30,000	28,012
Avantor Funding, Inc.(a)
07/15/2028	4.625%	20,000	19,084
11/01/2029	3.875%	53,000	48,456
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	33,283
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	23,715
03/15/2029	3.750%	19,000	17,411
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	43,000	41,235
04/15/2029	6.875%	29,000	21,859
05/15/2030	5.250%	55,000	45,215
01/15/2032	10.875%	19,000	19,603
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	24,000	24,541
CVS Health Corp.
03/25/2038	4.780%	130,000	112,367
03/25/2048	5.050%	1,350,000	1,114,321
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,213,873
HCA, Inc.
09/01/2030	3.500%	3,900,000	3,541,137
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2027	5.000%	18,000	17,682
05/15/2030	6.500%	16,000	16,294
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	37,000	37,377
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	22,000	20,380
10/01/2029	5.250%	106,000	102,052
Select Medical Corp.(a)
12/01/2032	6.250%	29,000	27,918
Star Parent, Inc.(a)
10/01/2030	9.000%	76,000	78,942
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	35,000	35,707
Tenet Healthcare Corp.
02/01/2027	6.250%	48,000	47,922
11/01/2027	5.125%	37,000	36,281
06/15/2028	4.625%	11,000	10,536
10/01/2028	6.125%	27,000	26,965
01/15/2030	4.375%	22,000	20,426
06/15/2030	6.125%	12,000	11,926
05/15/2031	6.750%	34,000	34,351
Total			7,873,789
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	5,790,000	4,995,791
UnitedHealth Group, Inc.
04/15/2034	5.000%	3,550,000	3,462,984
07/15/2064	5.750%	553,000	537,726
Total			8,996,501
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	10,023
01/15/2028	5.750%	30,000	29,781
08/01/2030	5.125%	16,000	15,298
Total			55,102
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	44,000	45,062
03/15/2032	7.375%	14,000	13,645
Civitas Resources, Inc.(a)
07/01/2028	8.375%	11,000	11,431
11/01/2030	8.625%	11,000	11,525
07/01/2031	8.750%	22,000	22,937
CNX Resources Corp.(a)
01/15/2029	6.000%	28,000	27,447
01/15/2031	7.375%	8,000	8,214
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	65,000	63,789
Comstock Resources, Inc.(a)
03/01/2029	6.750%	25,000	24,365
01/15/2030	5.875%	10,000	9,347
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	20,000	20,274
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	48,000	46,547
02/01/2029	5.750%	11,000	10,494
04/15/2030	6.000%	21,000	19,764
04/15/2032	6.250%	19,000	17,492
11/01/2033	8.375%	22,000	22,463
02/15/2035	7.250%	51,000	47,998
Matador Resources Co.(a)
04/15/2028	6.875%	20,000	20,273
04/15/2032	6.500%	41,000	40,487
04/15/2033	6.250%	18,000	17,498
Occidental Petroleum Corp.
08/01/2027	5.000%	327,000	327,452
10/01/2054	6.050%	420,000	395,487
Permian Resources Operating LLC(a)
01/15/2032	7.000%	51,000	51,850
02/01/2033	6.250%	24,000	23,697
SM Energy Co.
09/15/2026	6.750%	27,000	26,991
SM Energy Co.(a)
08/01/2029	6.750%	17,000	16,830
08/01/2032	7.000%	17,000	16,739
Total			1,360,098
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,718,011
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	34,000	32,223
Carnival Corp.(a)
03/01/2027	5.750%	26,000	25,914
08/01/2028	4.000%	46,000	43,581
05/01/2029	6.000%	39,000	38,920
08/15/2029	7.000%	14,000	14,578
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	27,000	28,763
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	45,000	45,051
Cinemark USA, Inc.(a)
07/15/2028	5.250%	34,000	33,137
08/01/2032	7.000%	10,000	10,200
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	43,860
05/15/2027	6.500%	18,000	18,196
10/15/2027	4.750%	17,000	16,427
NCL Corp., Ltd.(a)
03/15/2026	5.875%	39,000	38,958
NCL Finance Ltd.(a)
03/15/2028	6.125%	16,000	16,040
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	26,000	25,524
07/15/2027	5.375%	8,000	7,950
04/01/2028	5.500%	9,000	8,936
09/30/2031	5.625%	27,000	26,553
03/15/2032	6.250%	13,000	13,168
02/01/2033	6.000%	13,000	12,970
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	31,256
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	52,000	53,100
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	34,000	34,443
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,248
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	30,767
07/15/2031	9.125%	34,000	36,534
Total			710,297
Life Insurance 0.1%
Met Tower Global Funding(a)
10/01/2027	4.000%	1,067,000	1,049,038
04/12/2029	5.250%	677,000	685,549
Total			1,734,587
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	14,000	13,764
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	52,000	52,168
Total			65,932
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	42,000	37,876
09/15/2028	9.000%	13,000	13,611
06/01/2029	7.500%	36,000	31,511
04/01/2030	7.875%	34,000	34,985
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	53,000	51,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	6,118	5,323
08/15/2030	7.750%	8,010	6,267
01/15/2031	7.000%	6,400	4,724
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	6,000	6,143
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	22,000	21,424
01/15/2029	4.250%	20,000	18,610
03/15/2030	4.625%	24,000	22,159
02/15/2031	7.375%	9,000	9,406
Roblox Corp.(a)
05/01/2030	3.875%	63,000	56,782
Univision Communications, Inc.(a)
08/15/2028	8.000%	13,000	13,238
05/01/2029	4.500%	15,000	13,398
06/30/2030	7.375%	19,000	18,196
Warnermedia Holdings, Inc.
03/15/2062	5.391%	2,143,000	1,577,254
Total			1,941,938
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,435
Allegheny Technologies, Inc.
10/01/2029	4.875%	16,000	15,236
10/01/2031	5.125%	20,000	18,801
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	11,000	10,878
Constellium SE(a)
06/15/2028	5.625%	48,000	46,883
04/15/2029	3.750%	57,000	51,596
08/15/2032	6.375%	25,000	24,275
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	53,000	52,255
04/01/2029	6.125%	51,000	51,121
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	25,408
06/01/2031	4.500%	21,000	18,528
Novelis Corp.(a)
11/15/2026	3.250%	28,000	26,699
01/30/2030	4.750%	36,000	33,378
08/15/2031	3.875%	26,000	22,412
Total			410,905
Midstream 0.3%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	49,000	49,378
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	36,526
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	62,000	64,123
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	29,941
06/15/2031	4.375%	28,000	25,571
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,173,644
EQM Midstream Partners LP(a)
06/01/2027	7.500%	14,000	14,280
07/01/2027	6.500%	33,000	33,443
04/01/2029	6.375%	22,000	22,078
01/15/2031	4.750%	57,000	53,619
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	660,000	611,511
NuStar Logistics LP
06/01/2026	6.000%	35,000	35,022
04/28/2027	5.625%	24,000	23,861
10/01/2030	6.375%	24,000	24,061
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	390,000	408,727
Sunoco LP(a)
05/01/2032	7.250%	29,000	29,956
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	26,855
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	48,000	47,667
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	45,025
08/15/2031	4.125%	53,000	47,556
11/01/2033	3.875%	29,000	24,937
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	51,000	53,049
02/01/2029	9.500%	14,000	15,472
01/15/2030	7.000%	35,000	35,535
06/01/2031	8.375%	26,000	27,113
02/01/2032	9.875%	16,000	17,581
Western Midstream Operating LP
04/01/2033	6.150%	764,000	778,745
Total			3,755,276
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	585,000	545,478
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	36,000	35,804
09/01/2032	6.625%	17,000	17,010
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	33,000	33,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(a)
01/31/2030	9.125%	39,000	39,631
08/15/2031	8.875%	35,000	32,504
Noble Finance II LLC(a)
04/15/2030	8.000%	18,000	18,175
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	34,492	35,293
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	29,000	29,583
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	10,794
05/15/2031	8.500%	18,000	17,651
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	27,000	27,094
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	23,000	23,396
Total			320,590
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	34,017
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,139
Total			46,156
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	40,000	41,092
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	52,000	51,930
06/15/2029	4.750%	67,000	63,218
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	29,000	28,394
05/15/2029	4.875%	21,000	19,752
02/01/2030	7.000%	14,000	14,201
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	10,000	10,256
04/01/2032	6.500%	33,000	33,155
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	21,378
Service Properties Trust(a)
11/15/2031	8.625%	20,000	20,841
XHR LP(a)
05/15/2030	6.625%	9,000	9,029
Total			313,246
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	46,000	45,630
09/01/2029	4.000%	79,000	67,876
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	20,000	20,135
04/15/2030	8.750%	31,000	31,411
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	34,000	33,533
08/15/2027	8.500%	9,000	8,982
Total			207,567
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	22,000	21,519
Pharmaceuticals 1.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	5,986
AbbVie, Inc.
03/15/2029	4.800%	4,131,000	4,127,824
11/21/2029	3.200%	1,232,000	1,143,852
Amgen, Inc.
03/02/2053	5.650%	2,000,000	1,928,030
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,123
02/01/2027	6.125%	20,000	18,241
08/15/2027	5.750%	28,000	24,368
06/01/2028	4.875%	5,000	4,009
09/30/2028	11.000%	11,000	10,447
02/15/2029	6.250%	10,000	6,192
Gilead Sciences, Inc.
03/01/2026	3.650%	5,690,000	5,626,079
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	66,000	60,680
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	20,675
04/30/2031	5.125%	50,000	44,959
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	1,685,000	1,682,697
Total			14,708,162
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	27,000	25,746
10/15/2027	6.750%	53,000	52,561
04/15/2028	6.750%	32,000	32,028
11/01/2029	5.875%	31,000	29,750
01/15/2031	7.000%	52,000	52,199
10/01/2031	6.500%	15,000	14,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2032	7.375%	28,000	28,244
AmWINS Group, Inc.(a)
02/15/2029	6.375%	36,000	36,159
AssuredPartners, Inc.(a)
01/15/2029	5.625%	57,000	57,613
02/15/2032	7.500%	29,000	31,258
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	44,000	42,562
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	41,777
01/31/2032	7.375%	14,000	14,201
HUB International, Ltd.(a)
06/15/2030	7.250%	85,000	87,155
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	46,000	46,452
Ryan Specialty LLC(a)
08/01/2032	5.875%	37,000	36,616
USI, Inc.(a)
01/15/2032	7.500%	26,000	26,886
Total			656,061
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	41,000	41,215
Norfolk Southern Corp.
06/15/2026	2.900%	868,000	847,930
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	48,000	49,514
Total			938,659
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	29,000	27,422
09/15/2029	5.625%	22,000	21,655
10/15/2030	4.000%	36,000	32,197
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	32,000	29,505
Total			110,779
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	25,000	23,315
02/15/2032	5.000%	28,000	25,626
Belron UK Finance PLC(a)
10/15/2029	5.750%	15,000	15,051
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	11,000	11,413
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	43,016
01/15/2030	6.375%	9,000	9,036
Hanesbrands, Inc.(a)
02/15/2031	9.000%	8,000	8,529
L Brands, Inc.
06/15/2029	7.500%	23,000	23,699
L Brands, Inc.(a)
10/01/2030	6.625%	24,000	24,186
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	36,000	37,310
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	18,148
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,075,000	1,604,459
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	38,679
02/15/2029	7.750%	49,000	47,353
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	41,000	35,952
Total			1,965,772
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	24,892
03/15/2029	3.500%	28,000	25,517
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	29,254
Total			79,663
Technology 0.3%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	27,000	27,231
Block, Inc.(a)
05/15/2032	6.500%	50,000	50,513
Broadcom, Inc.(a)
11/15/2036	3.187%	2,032,000	1,636,592
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	18,482
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	29,000	29,413
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	17,000	16,821
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	23,280
07/01/2029	4.875%	59,000	55,010
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	96,000	97,501
06/30/2032	8.250%	60,000	61,863
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	71,000	69,106
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	13,000	13,043
Entegris Escrow Corp.(a)
06/15/2030	5.950%	76,000	75,245
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	56,000	58,666
HealthEquity, Inc.(a)
10/01/2029	4.500%	22,000	20,613
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	23,000	21,067
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	37,000	37,899
Intel Corp.
03/25/2050	4.750%	675,000	521,977
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	27,000	25,540
05/30/2029	9.500%	60,000	62,865
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,648
03/15/2028	5.250%	25,000	24,471
07/15/2028	5.000%	46,000	44,397
02/15/2029	7.000%	17,000	17,376
01/15/2033	6.250%	15,000	14,963
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	81,000	77,020
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	56,000	60,582
NCR Corp.(a)
10/01/2028	5.000%	67,000	64,395
04/15/2029	5.125%	13,000	12,440
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	73,000	67,949
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,425,573
Picard Midco, Inc.(a)
03/31/2029	6.500%	70,000	68,698
Seagate HDD
12/15/2029	8.250%	19,000	20,244
07/15/2031	8.500%	12,000	12,837
Sensata Technologies BV(a)
09/01/2030	5.875%	17,000	16,564
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	54,072
08/15/2032	6.750%	16,000	16,278
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	22,000	22,195
Synaptics, Inc.(a)
06/15/2029	4.000%	16,000	14,571
UKG, Inc.(a)
02/01/2031	6.875%	52,000	52,766
Zebra Technologies Corp.(a)
06/01/2032	6.500%	23,000	23,315
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	75,000	67,992
Total			5,115,073
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	18,000	18,568
02/15/2031	8.000%	41,000	41,955
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	816,736
Total			877,259
Wireless 0.0%
Altice France Holding SA(a)
02/15/2028	6.000%	33,000	8,610
Altice France SA(a)
02/01/2027	8.125%	8,000	6,481
01/15/2028	5.500%	70,000	52,187
07/15/2029	5.125%	22,000	16,500
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	34,000	29,196
Total			112,974
Wirelines 0.0%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	35,000	36,987
03/15/2031	8.625%	41,000	43,599
Iliad Holding SAS(a)
10/15/2028	7.000%	53,000	53,824
Iliad Holding SASU(a)
04/15/2032	7.000%	21,000	21,138
Optics Bidco SpA(a)
07/18/2036	7.200%	11,000	11,270
06/04/2038	7.721%	9,000	9,506
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	31,000	32,013
Total			208,337
Total Corporate Bonds & Notes (Cost $120,713,961)			119,656,991

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
U.S. Mid Large Cap 1.6%
iShares Core MSCI EAFE ETF	355,182	24,962,191
Total Exchange-Traded Equity Funds (Cost $23,810,276)		24,962,191

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,706
02/15/2030	9.000%	76,000	80,169
12/01/2031	7.000%	13,000	12,957
Total			105,832
Total Foreign Government Obligations (Cost $101,569)			105,832

Residential Mortgage-Backed Securities - Agency 13.8%

Fannie Mae REMICS(b),(i)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.367%	5,976,903	530,253
Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	12,333	12,429
04/01/2032	7.000%	11,488	11,916
07/01/2032	6.500%	7,522	7,684
01/01/2033	3.000%	380,676	362,308
01/01/2034- 12/01/2054	5.000%	3,518,101	3,412,688
04/01/2041	4.500%	39,189	38,044
12/01/2051	2.500%	4,377,016	3,595,555
07/01/2052	3.500%	4,008,284	3,549,137
11/01/2052	4.000%	5,735,595	5,264,901
Federal Home Loan Mortgage Corp.(j)
05/01/2032	6.500%	77,112	79,725
06/01/2037	6.000%	22,334	23,010
02/01/2038	5.500%	126,273	127,036
03/01/2038- 03/01/2040	5.000%	52,533	52,416
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2039- 08/01/2041	4.500%	382,094	370,928
07/01/2043	3.000%	110,262	97,409
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.238%	4,153,889	369,202
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.367%	3,311,232	377,409
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.132%	3,676,338	355,718
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.331%	7,502,298	657,180
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	139,893	144,955
10/01/2026- 12/01/2045	3.500%	97,361	92,338
11/01/2026- 01/01/2029	4.000%	49,912	49,412
08/01/2028- 09/01/2032	6.500%	33,405	34,465
12/01/2028- 09/01/2054	6.000%	15,278,767	15,355,996
02/01/2038- 03/01/2054	5.500%	5,815,269	5,741,822
06/01/2051- 08/01/2051	2.500%	15,784,995	12,922,010
02/01/2052- 03/01/2052	2.000%	10,318,950	8,106,286
04/01/2052	3.000%	4,054,314	3,446,931
10/01/2054	5.000%	5,919,095	5,747,804
Federal National Mortgage Association(j)
02/01/2031	3.500%	69,025	67,411
10/01/2040	4.500%	94,013	91,146
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.417%	3,128,145	350,652
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.317%	3,789,728	316,067
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.431%	5,371,807	544,463
Government National Mortgage Association(b),(i)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.565%	3,688,805	389,903
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	1.615%	3,554,437	373,096
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.815%	6,521,286	718,393
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.815%	2,850,248	345,618
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.815%	2,668,952	280,612
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.815%	5,294,724	644,047
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.815%	3,299,866	396,939
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.815%	2,567,387	323,861
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.045%	7,449,783	833,054
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	0.895%	16,845,761	1,058,247
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.645%	9,990,068	617,368
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.383%	8,515,000	792,668
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.455%	10,185,000	1,049,469
Uniform Mortgage-Backed Security TBA(c)
01/16/2040- 01/14/2055	3.000%	34,175,000	29,170,069
01/16/2040- 01/14/2055	3.500%	25,500,000	22,831,620
01/16/2040- 01/14/2055	4.000%	42,525,000	38,929,461
01/14/2055	2.500%	6,875,000	5,598,828
01/14/2055	4.500%	25,975,000	24,428,769
01/14/2055	5.000%	11,150,000	10,760,582
Total Residential Mortgage-Backed Securities - Agency (Cost $217,705,215)			211,849,310

Residential Mortgage-Backed Securities - Non-Agency 7.2%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	4,418,664	4,461,387
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,797,758	1,582,399
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	96,685	88,004
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	325,640
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	313,532	292,931
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(g)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,647,392	3,522,506
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	103,680	99,909
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	324,684	314,978
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	739,175	683,727
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	301,148	279,455
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	148,311	142,984
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	824,002	820,896
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	373,031
BRAVO Residential Funding Trust(a),(g)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	442,931	447,144
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	1,313,134	1,324,715
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,712,427	1,726,363
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,724,184	1,621,486
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	706,289	703,393
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	289,007	287,739
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	326,214	325,602
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	278,710	242,237
COLT Mortgage Loan Trust(a),(d)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,816,169	1,633,880
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,578,236	1,534,265
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,288,627	1,292,086
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.669%	975,000	1,013,099
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	545,054	439,834
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	174,464	153,367
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	122,790
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	1,298,524	1,295,391
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	554,691
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	271,994
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	749,897	745,248
Cross Mortgage Trust(a),(g)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	478,633	481,545
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,218,782	1,163,122
CMO Series 2021-RPL4 Class A1
12/27/2060	4.088%	892,519	867,739
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,330,529	1,333,458
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	519,142	459,776
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	311,963	297,793
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	63,642	60,591
CMO Series 2020-1 Class A1
05/25/2065	2.006%	11,219	11,034
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,458,215	4,299,666
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.219%	247,001	248,804
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.469%	1,100,000	1,138,025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.769%	2,939,536	2,983,796
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.719%	263,252	266,214
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.969%	2,500,000	2,558,347
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.519%	1,118,739	1,151,347
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.419%	1,731,115	1,730,417
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	514,911	494,859
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,119,912	1,968,814
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,686,894	4,547,810
GCAT Trust(a),(g)
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,421,010	1,421,402
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	241,293	222,433
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	535,901
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	990,061	982,412
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,799,412	1,798,817
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	705,805
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	303,896	290,190
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	414,785
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	449,245	406,143
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(g)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,328,258	4,133,973
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	399,842	401,537
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	99,465	95,355
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	18,512	17,764
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	30,953	29,715
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	454,769	444,356
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,014,125
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	113,164	105,343
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	235,237	231,342
OBX Trust(a),(d)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	726,868	728,891
OBX Trust(a),(g)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,334,328	1,356,703
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	1,098,859	1,116,519
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	174,148	161,668
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	1,789,351	1,785,434
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	415,807	416,559
CMO Series 2021-9 Class A1
10/25/2026	2.363%	1,432,616	1,428,704
PRET LLC(a),(g)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	4,155,060	4,170,476
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	2,964,583	2,981,272
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,355,718
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,016,325
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	874,340
PRPM LLC(a),(g)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	439,612	400,761
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	795,811	765,156
PRPM Trust(a),(g)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	167,822	168,916
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	564,765	569,869
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.038%	554,553	562,157
RCO Mortgage LLC(a),(g)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	426,928	428,087
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	46,794	45,742
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	277,268	272,000
CMO Series 2020-2 Class A3
04/25/2060	3.000%	285,026	282,984
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	82,124	77,468
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	389,127
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	428,705
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	64,189	63,133
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	251,584	248,400
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.453%	266,740	269,650
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.453%	328,762	336,961
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	964,516	949,854
Vericrest Opportunity Loan Transferee XCII LLC(a),(g)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	251,099	250,703
Vericrest Opportunity Loan Transferee XCIII LLC(a),(g)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	345,356	344,778
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	469,578	468,030
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	322,517	321,318
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	260,483	260,415
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	1,340,246	1,341,225
Vericrest Opportunity Loan Trust CI LLC(a),(g)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	1,123,983	1,109,547
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	953,405
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	101,543	96,586
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	128,622	122,347
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,001,996	2,713,813
CMO Series 2022-4 Class A1
04/25/2067	4.474%	369,007	360,930
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,090,286	1,090,193
CMO Series 2023-6 Class A2
09/25/2068	6.939%	525,628	532,035
CMO Series 2023-8 Class A1
12/25/2068	6.259%	465,478	469,267
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	2,531,116	2,536,880
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,152,288	2,157,015
CMO Series 2024-3 Class A1
04/25/2069	6.338%	1,731,471	1,749,408
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,250,136	1,259,181
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	131,083	126,909
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	91,974	86,903
CMO Series 2020-1R Class A3
11/25/2055	1.873%	107,303	101,672
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $114,121,938)			110,141,865

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(k)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.579%	32,980	33,244
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.079%	13,036	13,316
Technology 0.0%
Ascend Learning LLC(b),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	7.957%	52,564	52,795
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.207%	23,000	22,770
DCert Buyer, Inc.(b),(k),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.357%	12,000	9,600
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/15/2032	9.107%	20,000	20,333
UKG, Inc.(b),(k)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	17,456	17,566
Total			123,064
Total Senior Loans (Cost $169,558)			169,624

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
05/15/2047	3.000%	7,550,000	5,583,461
Total U.S. Treasury Obligations (Cost $5,961,733)			5,583,461

Money Market Funds 8.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(m),(n)	125,749,599	125,724,450
Total Money Market Funds (Cost $125,722,672)		125,724,450
Total Investments in Securities (Cost: $1,369,824,924)		1,669,407,595
Other Assets & Liabilities, Net		(130,196,237)
Net Assets		1,539,211,358
At December 31, 2024, securities and/or cash totaling $5,747,103 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	900	03/2025	USD	97,875,000	—	(1,765,883)
U.S. Treasury 2-Year Note	157	03/2025	USD	32,280,672	—	(12,112)
U.S. Treasury 5-Year Note	281	03/2025	USD	29,871,617	—	(240,272)
Total					—	(2,018,267)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $264,018,511, which represents 17.15% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Notes to Portfolio of Investments (continued)
(k)
The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	143,518,823	444,470,709	(462,255,636)	(9,446)	125,724,450	16,271	8,348,934	125,749,599
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	102,181,707	—	102,181,707
Commercial Mortgage-Backed Securities - Non-Agency	—	40,693,031	—	40,693,031
Common Stocks
Communication Services	115,939,518	—	—	115,939,518
Consumer Discretionary	98,470,820	—	—	98,470,820
Consumer Staples	47,987,247	—	—	47,987,247
Energy	28,915,670	—	—	28,915,670
Financials	134,775,507	—	—	134,775,507
Health Care	99,377,870	—	—	99,377,870
Industrials	66,544,654	—	—	66,544,654
Information Technology	303,107,789	—	—	303,107,789
Materials	6,006,371	—	—	6,006,371
Real Estate	10,082,643	—	—	10,082,643
Utilities	17,131,044	—	—	17,131,044
Total Common Stocks	928,339,133	—	—	928,339,133
Corporate Bonds & Notes	—	119,656,991	—	119,656,991
Exchange-Traded Equity Funds	24,962,191	—	—	24,962,191
Foreign Government Obligations	—	105,832	—	105,832
Residential Mortgage-Backed Securities - Agency	—	211,849,310	—	211,849,310
Residential Mortgage-Backed Securities - Non-Agency	—	110,141,865	—	110,141,865
Senior Loans	—	160,024	9,600	169,624
U.S. Treasury Obligations	—	5,583,461	—	5,583,461
Money Market Funds	125,724,450	—	—	125,724,450
Total Investments in Securities	1,079,025,774	590,372,221	9,600	1,669,407,595
Investments in Derivatives
Liability
Futures Contracts	(2,018,267)	—	—	(2,018,267)
Total	1,077,007,507	590,372,221	9,600	1,667,389,328
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,244,102,252)	$1,543,683,145
Affiliated issuers (cost $125,722,672)	125,724,450
Cash	1,276
Cash collateral held at broker for:
TBA	2,500,892
Receivable for:
Investments sold	936,870
Investments sold on a delayed delivery basis	13,876,908
Capital shares sold	180,505
Dividends	894,963
Interest	3,118,308
Foreign tax reclaims	15,182
Prepaid expenses	8,708
Total assets	1,690,941,207
Liabilities
Payable for:
Investments purchased	458,733
Investments purchased on a delayed delivery basis	149,281,030
Capital shares redeemed	1,408,203
Variation margin for futures contracts	225,672
Management services fees	28,173
Distribution and/or service fees	5,796
Service fees	87,102
Compensation of chief compliance officer	263
Compensation of board members	893
Other expenses	60,079
Deferred compensation of board members	173,905
Total liabilities	151,729,849
Net assets applicable to outstanding capital stock	$1,539,211,358
Represented by
Trust capital	$1,539,211,358
Total - representing net assets applicable to outstanding capital stock	$1,539,211,358
Class 1
Net assets	$51,263,298
Shares outstanding	1,048,661
Net asset value per share	$48.88
Class 2
Net assets	$201,991,340
Shares outstanding	4,241,201
Net asset value per share	$47.63
Class 3
Net assets	$1,285,956,720
Shares outstanding	26,629,560
Net asset value per share	$48.29
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$11,667,284
Dividends — affiliated issuers	8,348,934
Interest	21,492,329
Interfund lending	6,331
Foreign taxes withheld	(56,742)
Total income	41,458,136
Expenses:
Management services fees	9,998,686
Distribution and/or service fees
Class 2	423,672
Class 3	1,603,331
Service fees	939,708
Custodian fees	52,112
Printing and postage fees	50,026
Accounting services fees	44,624
Legal fees	28,479
Interest on collateral	2,444
Compensation of chief compliance officer	268
Compensation of board members	25,259
Deferred compensation of board members	42,437
Other	25,098
Total expenses	13,236,144
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,321)
Total net expenses	13,127,823
Net investment income	28,330,313
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	96,093,737
Investments — affiliated issuers	16,271
Foreign currency translations	1,622
Futures contracts	(1,690,865)
Net realized gain	94,420,765
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	78,848,178
Investments — affiliated issuers	(9,446)
Foreign currency translations	(3,020)
Futures contracts	(4,799,000)
Net change in unrealized appreciation (depreciation)	74,036,712
Net realized and unrealized gain	168,457,477
Net increase in net assets resulting from operations	$196,787,790
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$28,330,313	$22,778,472
Net realized gain	94,420,765	17,228,750
Net change in unrealized appreciation (depreciation)	74,036,712	204,062,263
Net increase in net assets resulting from operations	196,787,790	244,069,485
Decrease in net assets from capital stock activity	(37,925,456)	(33,471,736)
Total increase in net assets	158,862,334	210,597,749
Net assets at beginning of year	1,380,349,024	1,169,751,275
Net assets at end of year	$1,539,211,358	$1,380,349,024

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	388,883	18,119,334	256,356	9,972,809
Shares redeemed	(13,165)	(607,658)	(18,321)	(722,730)
Net increase	375,718	17,511,676	238,035	9,250,079
Class 2
Shares sold	1,316,568	60,110,668	947,047	35,961,841
Shares redeemed	(251,731)	(11,661,259)	(137,801)	(5,307,486)
Net increase	1,064,837	48,449,409	809,246	30,654,355
Class 3
Shares sold	277,621	12,703,297	336,176	13,209,886
Shares redeemed	(2,538,202)	(116,589,838)	(2,273,170)	(86,586,056)
Net decrease	(2,260,581)	(103,886,541)	(1,936,994)	(73,376,170)
Total net decrease	(820,026)	(37,925,456)	(889,713)	(33,471,736)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

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Columbia Variable Portfolio – Balanced Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$42.67	0.96	5.25	6.21
Year Ended 12/31/2023	$35.15	0.76	6.76	7.52
Year Ended 12/31/2022	$42.17	0.49	(7.51)	(7.02)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Year Ended 12/31/2020	$31.17	0.40	5.14	5.54
Class 2
Year Ended 12/31/2024	$41.67	0.82	5.14	5.96
Year Ended 12/31/2023	$34.41	0.65	6.61	7.26
Year Ended 12/31/2022	$41.39	0.40	(7.38)	(6.98)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Year Ended 12/31/2020	$30.74	0.33	5.04	5.37
Class 3
Year Ended 12/31/2024	$42.20	0.88	5.21	6.09
Year Ended 12/31/2023	$34.81	0.69	6.70	7.39
Year Ended 12/31/2022	$41.81	0.42	(7.42)	(7.00)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37
Year Ended 12/31/2020	$30.99	0.36	5.09	5.45

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$48.88	14.56%	0.75% (c)	0.74% (c)	2.04%	196%	$51,263
Year Ended 12/31/2023	$42.67	21.40%	0.76% (c)	0.75% (c)	1.97%	182%	$28,713
Year Ended 12/31/2022	$35.15	(16.65% )	0.76% (c)	0.76% (c)	1.31%	134%	$15,285
Year Ended 12/31/2021	$42.17	14.88%	0.75% (c)	0.75% (c)	0.82%	118%	$11,736
Year Ended 12/31/2020	$36.71	17.77%	0.78%	0.77%	1.21%	145%	$3,591
Class 2
Year Ended 12/31/2024	$47.63	14.30%	1.00% (c)	0.99% (c)	1.78%	196%	$201,991
Year Ended 12/31/2023	$41.67	21.10%	1.01% (c)	1.00% (c)	1.71%	182%	$132,373
Year Ended 12/31/2022	$34.41	(16.87% )	1.01% (c)	1.01% (c)	1.12%	134%	$81,461
Year Ended 12/31/2021	$41.39	14.62%	1.00% (c)	1.00% (c)	0.60%	118%	$33,191
Year Ended 12/31/2020	$36.11	17.47%	1.00%	1.00%	1.04%	145%	$4
Class 3
Year Ended 12/31/2024	$48.29	14.43%	0.88% (c)	0.87% (c)	1.91%	196%	$1,285,957
Year Ended 12/31/2023	$42.20	21.23%	0.89% (c)	0.87% (c)	1.82%	182%	$1,219,262
Year Ended 12/31/2022	$34.81	(16.74% )	0.88% (c)	0.88% (c)	1.13%	134%	$1,073,005
Year Ended 12/31/2021	$41.81	14.74%	0.88% (c)	0.88% (c)	0.69%	118%	$1,406,738
Year Ended 12/31/2020	$36.44	17.58%	0.90%	0.89%	1.13%	145%	$1,286,659
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
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Notes to Financial Statements (continued)
December 31, 2024
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of

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Notes to Financial Statements (continued)
December 31, 2024
default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements (continued)
December 31, 2024
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	2,018,267 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,690,865)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,799,000)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	202,963,373
Futures contracts — short	1,773,691
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

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Notes to Financial Statements (continued)
December 31, 2024
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
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Notes to Financial Statements (continued)
December 31, 2024
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

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Notes to Financial Statements (continued)
December 31, 2024
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.6698% of the Fund’s average daily net assets.
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Notes to Financial Statements (continued)
December 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2024 through April 30, 2025 (%)	Voluntary expense cap May 1, 2024 through June 30, 2024 (%)	Contractual expense cap prior to May 1, 2024 (%)
Class 1	0.77	0.74	0.74
Class 2	1.02	0.99	0.99
Class 3	0.895	0.865	0.865

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,936,721,292 and $2,970,331,006, respectively, for the year ended December 31, 2024, of which $2,287,099,897 and $2,258,388,659, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,940,000	5.55	10
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 97.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Balanced Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Balanced Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 21, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Balanced Fund  | 2024

Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7000_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025